497(e)
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 1, 2010 TO THE CURRENT PROSPECTUS FOR


Paramount Life(SM)                       Survivorship Incentive Life(SM) '99
IL Protector(R)                          Incentive Life(R)
Incentive Life(R) COLI                   Survivorship Incentive Life(SM)
Incentive Life(R) COLI '04               Incentive Life(R) '02
Corporate Owned Incentive Life(SM)       Survivorship Incentive Life(SM) '02
Incentive Life Plus(R)                   Incentive Life(R) '06
Survivorship 2000                        Incentive Life Legacy(R)
Incentive Life(R) 2000                   Incentive Life Legacy(R) II
Champion 2000                            Survivorship Incentive Life Legacy(SM)
Special Offer Policy                     Incentive Life(R) Optimizer(SM)
Incentive Life(R) '99

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below. Certain Portfolios may not be available under your contract.


CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

A.   PORTFOLIO SUB-ADVISER CHANGES

Effective on or about February 1, 2010, BlackRock Investment Management, LLC will replace SSgA Funds Management, Inc. as the Sub-Adviser to the Multimanager International Equity, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value, EQ/Large Cap Growth PLUS, EQ/Equity Growth PLUS, EQ/Large Cap Core PLUS, EQ/Mid Cap Value PLUS and EQ/International Core PLUS Portfolios.

AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

B.   PORTFOLIO SUBSTITUTION -- APRIL 2, 2010

Effective on or about April 2, 2010, or as soon thereafter as reasonably practicable, subject to regulatory approval, which cannot be assured, interests in the Multimanager Aggressive Equity investment option (the "surviving option") will replace interests in the Multimanager Large Cap Growth investment option (the "replaced option"). We will move the assets from the replaced option into the surviving option on the date of the substitution. The value of your interest in the surviving option will be the same as it was in the replaced option. We will also automatically direct any contributions made to the replaced option to the surviving option. An allocation election to the replaced option will be considered as an allocation election to the surviving option. You may transfer your account value among the investment options, as usual. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other "market timing" activities by contract owners or registered representatives as more fully described in "Transferring your money among investment options" under "Disruptive transfer activity." Any account value remaining in the replaced option on the substitution date will be transferred to the surviving option. For more information about this substitution and for information on how to transfer your account value, please contact a customer service representative referenced in your Prospectus.


 Incentive Life Legacy(R), Incentive Life Legacy(R) II, Incentive Life(R) '06, Incentive Life(R), IL Protector(R) and Incentive Life Plus(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company.
      Paramount Life(SM), IL COLI(SM), Incentive Life(SM), Optimizer(SM),
          Survivorship Incentive Life(SM), Survivorship Incentive Life
      Legacy(SM), and Corporate Owned Incentive Life(SM) are service marks of AXA Equitable Life Insurance Company.

   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

EVM-103 (1/10)                                         Catalog No. 143827 (1/10)
NB/IF (AR)                                                                x03005